Segment Information and Sales to Significant Customers - Revenue and Customer Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenue from External Customer [Line Items]
Total revenue	$ 845,225	$ 841,332	$ 832,938	$ 826,359	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 3,345,854	$ 3,246,903	$ 3,177,728
Customer experience systems [Member]
Revenue from External Customer [Line Items]
Total revenue									3,185,637	3,066,170	2,978,288
Directory [Member]
Revenue from External Customer [Line Items]
Total revenue									$ 160,217	$ 180,733	$ 199,440